General and Administrative Expenses - Summary of Company's General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 22,883	$ 10,386
Salaries, Benefits and Directors Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	8,684	4,215
Office and Administration
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	4,600	2,470
Professional Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	7,553	2,410
Regulatory and Filing Fees
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	326	428
Travel
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	670	134
Investor Relations
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	700	462
Depreciation
Disclosure Of General And Administrative Expenses [Line Items]
General and administrative expenses	$ 350	$ 267